Offerings - Offering: 1	Jul. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	1.21
Maximum Aggregate Offering Price	$ 3,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 501.31
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of common stock of Veritone, Inc. (the "Registrant") that become issuable under the Registrant's Second Amended and Restated 2023 Equity Incentive Plan (the "2023 Plan") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. Proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) solely for purposes of calculating the registration fee. The offering price per share is based upon $1.21, which is the average of the high and low selling prices of the Registrant's common stock as reported on The Nasdaq Stock Market LLC on July 9, 2026, which date is within five business days prior to the filing of this registration statement.